Fair Value Measurements - Schedule of Fair Value of Assets Measured on Non-recurring Basis and Related Impairment Charges (Parenthetical) (Detail)			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015 Hotel	Feb. 06, 2014 Hotel	Sep. 30, 2015 Hotel Restaurant	Jun. 30, 2013 Hotel	Dec. 31, 2013 Hotel	Dec. 31, 2016 Hotel	Dec. 31, 2015 Hotel Restaurant
Fair Value Disclosures [Abstract]
Number of restaurants parcel held for sale | Restaurant			1
Number of wholly owned hotels agreed to sell						5
Number of hotels classified as assets held for sale				44		5	24
Number of hotels owned						2	1
Number of restaurants parcel owned | Restaurant							1
Number of hotels sold		4			40	13	11
Number of hotels held for sale	13		24			5	13